PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total	$ 995,027,214	$ 616,974,820
Depreciation of property, plant and equipment	47,371,130	27,718,260	$ 27,801,924
Assets reclassified from long lived assets held for sale	6,700,000
Buildings and plant [Member]
Property, Plant and Equipment [Line Items]
Cost	400,843,258	330,500,911
Machine and equipment
Property, Plant and Equipment [Line Items]
Cost	821,582,040	335,808,916
Assets reclassified from long lived assets held for sale	43,100,000	43,100,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	44,550,155	25,953,939
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	905,217	582,375
Depreciable Asset [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	(288,194,536)	(133,334,881)
Total	979,686,134	559,511,260
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	15,341,080	$ 57,463,560
Wafer plant
Property, Plant and Equipment [Line Items]
Assets reclassified from long lived assets held for sale	$ 5,100,000